Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31
	2012	2013
	US$ thousands

Cash	13,248	10,593
Cash equivalents *	58	2,404
	13,306	12,997

* Comprised mainly of deposits in banks as at December 31, 2012 and 2013 carrying a weighted average interest rate of 0.11% and 0.74%, respectively.